Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 3,353	$ 3,079
Provision for expected credit losses	(382)	(326)
Total net value of trade receivables	$ 2,971	$ 2,753